Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation and Human Resources Committee generally approves annual equity-based awards to our employees, and our Board generally approves annual equity-based awards to our directors, during the first quarter of the year
Award Timing Method	The date on which these awards are made has varied from year to year, primarily based on the schedules of Board members and the availability of data requested by the Committee. Off-cycle awards are not often made, but should they occur, their timing would be dictated by the event precipitating the award (e.g., new hire, promotion, etc.) and by the schedules of the Compensation and Human Resources Committee members approving the award.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Should material non-public information exist at the time that equity-based awards are approved, the Board or the Compensation and Human Resources Committee would consider the anticipated effect of the material non-public information on our stock price and would take such effect into account when sizing the awards.
MNPI Disclosure Timed for Compensation Value	false